Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend revenue
Loans, including fees	$ 14,246,423	$ 15,218,144	$ 15,930,433
U. S. Treasury and government agency securities	690,123	920,871	1,168,402
State and municipal securities	42,496	56,784	51,885
Federal funds sold	44,270	46,971	65,585
Interest-bearing deposits	56,141	57,982	58,347
Equity securities	27,389	29,877	45,154
Total interest and dividend revenue	15,106,842	16,330,629	17,319,806
Interest expense
Deposits	855,622	1,380,792	1,909,855
Borrowings	13,147	22,351	33,251
Total interest expense	868,769	1,403,143	1,943,106
Net interest income	14,238,073	14,927,486	15,376,700
Provision for loan losses	605,700	1,127,300	1,012,000
Net interest income after provision for loan losses	13,632,373	13,800,186	14,364,700
Noninterest revenue
Service charges on deposit accounts	752,987	880,505	949,377
ATM and debit card	683,415	683,641	676,329
Increase in cash surrender value of bank owned life insurance	254,419	175,856	171,261
Gain (loss) on disposition of assets	(24,522)	(74)	252,703
Loss on sale and revaluation of other real estate owned	(218,252)	(57,871)	(200,904)
Loss on other than temporary impairment of investment value	(31,904)	(188,994)	0
Miscellaneous	345,986	297,757	334,634
Total noninterest revenue	1,762,129	1,790,820	2,183,400
Noninterest expenses
Salaries	3,756,183	3,644,366	3,611,611
Employee benefits	1,225,440	1,157,932	1,087,144
Occupancy	725,586	812,921	811,373
Furniture and equipment	458,670	471,195	441,459
Data processing	285,937	260,990	269,950
ATM and debit card	287,948	256,822	287,829
Deposit insurance premiums	201,101	216,577	296,118
Other operating	1,688,537	1,574,892	1,582,337
Total noninterest expenses	8,629,402	8,395,695	8,387,821
Income before income taxes	6,765,100	7,195,311	8,160,279
Income taxes	2,408,000	2,576,800	2,963,500
Net income	4,357,100	4,618,511	5,196,779
Earnings per common share - basic and diluted (in dollars per share)	$ 1.46	$ 1.54	$ 1.73
Other comprehensive income (loss), net of tax
Unrealized gains (losses) on available for sale investment securities arising during the period, net of taxes of $13,150, ($169,958), and ($339,606)	13,374	(233,539)	(549,058)
Comprehensive income	$ 4,370,474	$ 4,384,972	$ 4,647,721